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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spinnaker Capital Limited
Address:  53 Grosvenor Street
          London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexis Habib
Title:  Director
Phone:  +44 20 7903 2900

Signature, Place, and Date of Signing:

    /s/ Alexis Habib         London, England, United       August 11, 2008
------------------------             Kingdom
                          ---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $395,343 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  -----------------------------------------
1    28-12864              Spinnaker Asset Management - SAM Limited

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
                                                                  Share Number and Type
                                                         Value    ---------------------
                                                         (U.S.$   No. of Shares /       Investment  Other    Voting
Name of Issuer                Title of Class   CUSIP   thousands) Principal Amount Type Discretion Managers Authority
--------------                -------------- --------- ---------- ---------------- ---- ---------- -------- ---------
ALCOA INC                     COM            013817101   13,514        379,400      SH   DEFINED      1       NONE
AU OPTRONICS CORP             SPONSORED ADR  002255107    7,318        462,000      SH   DEFINED      1       NONE
BRASIL TELECOM SA             SPON ADR PFD   10553M101      652         20,400      SH   DEFINED      1       NONE
CHINA MOBILE LIMITED          SPONSORED ADR  16941M109    1,272         19,000      SH   DEFINED      1       NONE
CNOOC LTD                     SPONSORED ADR  126132109    2,204         12,700      SH   DEFINED      1       NONE
COCA COLA FEMSA S A B DE C V  SPON ADR REP L 191241108    2,148         38,100      SH   DEFINED      1       NONE
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD 204409601   11,754        478,784      SH   DEFINED      1       NONE
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD   204412100  168,936      5,661,387      SH   DEFINED      1       NONE
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209    2,977         83,100      SH   DEFINED      1       NONE
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR  204448104      765         11,700      SH   DEFINED      1       NONE
FREEPORT-MCMORAN COPPER & GO  COM            35671D857   14,895        127,100      SH   DEFINED      1       NONE
GERDAU S A                    SPONSORED ADR  373737105      759         31,600      SH   DEFINED      1       NONE
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B     400506101      640         21,800      SH   DEFINED      1       NONE
KT CORP                       SPONSORED ADR  48268K101    2,224        104,300      SH   DEFINED      1       NONE
LG DISPLAY CO LTD             SPONS ADR REP  50186V102    3,338        178,700      SH   DEFINED      1       NONE
MECHEL OAO                    SPONSORED ADR  583840103   26,266        530,200      SH   DEFINED      1       NONE
NETEASE COM INC               SPONSORED ADR  64110W102    1,517         69,600      SH   DEFINED      1       NONE
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG 71654V101  127,455      2,199,400      SH   DEFINED      1       NONE
POSCO                         SPONSORED ADR  693483109    1,038          8,000      SH   DEFINED      1       NONE
SOHU COM INC                  COM            83408W103    2,029         28,800      SH   DEFINED      1       NONE
STERLITE INDS INDIA LTD       ADS            859737207    1,185         74,500      SH   DEFINED      1       NONE
YINGLI GREEN ENERGY HLDG CO   ADR            98584B103    2,457        154,317      SH   DEFINED      1       NONE